SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF COMPANY ENTITIES EQUITY METHOD INVESTMENTS

The accompanying audited consolidated financial statements reflect the activities of the Company, and each of the following entities:

	Place of	Attributable equity	Registered
Name of Company	incorporation	interest %	capital
WANG & LEE GROUP, Inc.	BVI	100	$2
WANG & LEE HOLDINGS, Inc.	BVI	100	100
WANG & LEE CONTRACTING LIMITED	Hong Kong SAR (“HK SAR”)	100	503,225

SCHEDULE OF ESTIMATED USEFUL LIVES OF THE PLAN AND EQUIPMENT
Furniture & fixtures	5 years
Equipment	5 years
Motor vehicle	5 years

SCHEDULE OF HISTORICAL FOREIGN CURRENCY EXCHANGE RATES
	2022	2021
Period-end $: HK$ exchange rate	7.7990	7.7971
Period average $: HK$ exchange rate	7.8298	7.7723

SCHEDULE OF OF REVENUE AND COST OF REVENUE

The details of revenue and cost of revenue of the Company is as follows:

	December 31,
	2022	2021

Contract Revenue	$4,169,931	$4,135,059
Contract Costs	3,384,227	3,275,299
Gross Profit	$785,704	$859,760

Gross Profit Margin	19%	21%